NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedules of Concentration of Risk, by Risk Factor (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	$ 8,774	$ 339,735
Concentration risk, percentage	100.00%	100.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	629,132	2,062,083
Concentration risk, percentage	100.00%	100.00%
Customer A [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	0	150,000
Concentration risk, percentage	0.00%	44.20%
Customer A [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	203,165	325,000
Concentration risk, percentage	29.20%	15.80%
Customer B [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	0	115,200
Concentration risk, percentage	0.00%	33.90%
Customer B [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	175,000	0
Concentration risk, percentage	25.10%	0.00%
Customer C [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	0	0
Concentration risk, percentage	0.00%	0.00%
Customer C [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Gross revenue generated	696,407
Concentration risk, percentage	65.10%
Customer C [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	75,301	0
Concentration risk, percentage	10.80%	0.00%
Subtotal [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	0	265,200
Concentration risk, percentage	0.00%	78.10%
Subtotal [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 453,466	$ 325,000
Concentration risk, percentage	65.10%	15.80%